Financial risk management objectives and policies (Tables)	3 Months Ended
Mar. 31, 2018
Financial risk management objectives and policies
Schedule of nominal foreign exchange exposure

	Exposure to U.S. dollar		Exposure to Euro
	March 31, 2018 (Unaudited)	December 31, 2017	March 31, 2018 (Unaudited)	December 31, 2017
Assets
Cash and cash equivalents and short-term Investments	149.8	278.2	—	—
Security deposits and maintenance reserves	1,303.3	1,237.4	—	—
Long-term investments (Note 15)	—	—	906.4	836.0
Financial instruments	50.2	49.5	—	—
Other assets	382.1	314.6	—	—

Total assets	1,885.4	1,879.7	906.4	836.0

Liabilities
Accounts payable	(244.7)	(255.6)	—	—
Loans and financing (*)	(2,560.9)	(2,609.7)	—	—
Other liabilities	(159.7)	(164.9)	—	—

Total liabilities	(2,965.3)	(3,030.2)	—	—

Derivatives (NDF) — notional	1,892.1	1,224.0	—	—

Net exposure	812.2	73.5	906.4	836.0

(*)As of March 31, 2018, US dollar denominated working capital loans totaling R$1,387.6 were swapped to Brazilian Reais, resulting in an total debt in Reais of R$2,214.3.

Schedule of financial liabilities by maturity

March 31, 2018 (Unaudited)	Immediate	Until 6 months	7 to 12 months	1 to 5 years	More than 5 years	Total

Loans and financing	173.3	166.6	241.7	1,239.0	1,567.0	3,387.6
Accounts payable	737.1	181.2	29.4	—	—	947.7
Liabilities from derivative transaction	21.1	—	24.9	195.0	189.5	430.5
Provisions	—	—	—	77.2	0.1	77.3

	931.5	347.8	296.0	1,511.2	1,756.6	4,843.1

Schedule of total capital

	March 31, 2018 (Unaudited)	December 31, 2017

Equity	3,018.7	2,833.6

Cash and cash equivalents (Note 5)	(738.9)	(762.3)
Short-term investments (Note 6)	(627.7)	(1,036.1)
Long-term investments (Note 15)	(906.4)	(836.0)
Restricted financial investments (Note 7) (*)	(3.9)	(8.8)
Loans and financing (Note 12) (*)	3,387.6	3,489.9

Net debt	1,110.7	846.7

Total capital	4,129.4	3,680.3

(*)Includes current and non current.

Interest rate risk
Financial risk management objectives and policies
Schedule of sensitivity analysis for market risk
	25%	-25%	50%	-50%

Interest expense	51.6	(51.6)	103.1	(103.1)

Currency risk
Financial risk management objectives and policies
Schedule of sensitivity analysis for market risk

	25%	-25%	50%	-50%
Exposure in US$	R$4.1548/US$	R$2.4929/US$	R$4.9857/US$	R$1.6619/US$
Effect on exchange rate variation	203.0	(203.0)	406.1	(406.1)

	25%	-25%	50%	-50%
Exposure in EUR	R$5.1063/EUR	R$3.0638/EUR	R$6.1275/EUR	R$2.0425/EUR
Effect on exchange rate variation	226.6	(226.6)	453.2	(453.2)

Aircraft fuel price risk
Financial risk management objectives and policies
Schedule of sensitivity analysis for market risk
Change in Oil prices in Reais	25%	-25%	50%	-50%
Impact on fuel hedges	31.8	(21.5)	58.4	(48.1)